Other Real Estate Owned and Repossessed Assets - Expenses Applicable To Other Real Estate Owned And Repossessed Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Other Real Estate Owned and Repossessed Assets [Abstract]
Gain on sale	$ (249)	$ (76)
Impairments	72	934
Operating expenses	52	131
Total	$ (125)	$ 989